FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures financial products, time deposits and available-for-sale investments at fair value on a recurring basis. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC) and Shanghai Stock Exchange (SSE).  Financial products and time deposits classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2017 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Financial products	—	26,891,722,845	—	26,891,722,845	4,133,182,123
Time deposits	—	148,992,785	—	148,992,785	22,899,772
Available-for-sale investments
Listed equity securities	12,435,201,698	—	—	12,435,201,698	1,911,255,506
Unlisted debt securities	—	409,735,616	5,707,503,171	6,117,238,787	940,202,386

Total	12,435,201,698	27,450,451,246	5,707,503,171	45,593,156,115	7,007,539,787

	Fair Value Measurement at December 31, 2016 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Financial products	—	8,414,292,445	—	8,414,292,445	1,211,910,189
Time deposits	—	6,758,382,572	—	6,758,382,572	973,409,560
Available-for-sale investments
Listed equity securities	7,661,880,397	—	—	7,661,880,397	1,103,540,314
Unlisted debt securities	—	—	6,805,596,210	6,805,596,210	980,209,738

Total	7,661,880,397	15,172,675,017	6,805,596,210	29,640,151,624	4,269,069,801

The roll forward of major Level 3 investments are as following:

Total
RMB
Fair value of Level 3 investment as at December 31, 2015	5,466,103,304
Transfer in and/or out of Level 3	1,587,400,415
Disposal of investment	(317,261,674)
Effect of exchange rate change	325,391,864
Other than temporary impairment	(36,357,902)
The change in fair value of the investment	(219,679,797)

Fair value of Level 3 investment as at December 31, 2016	6,805,596,210

Transfer in and/or out of Level 3	(1,755,271,349)
New addition	455,441,000
Disposal of investment	(16,916,380)
Effect of exchange rate change	(193,579,698)
Other than temporary impairment	(155,500,570)
The change in fair value of the investment	567,733,958

Fair value of Level 3 investment as at December 31, 2017	5,707,503,171

The Company determined the fair value of their investment by using income approach. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of December 31, 2017 are as following:

Unobservable Input
Weighted average cost of capital	14.5%~17%
Lack of marketability discount	10%~15%
Risk-free rate	1.8%~3.5%
Expected volatility	32.94%~38%
Probability	Liquidation scenario: 20%~70% Redemption scenario: 20%~30% IPO scenario: 30%~60%
Dividend yield	Nil